Concentration of Risk - Schedule of Concentration of Customers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.84%	22.23%	52.41%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.60%	13.11%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	48.75%	56.37%	21.42%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	66.40%	86.96%	32.65%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.39%	17.43%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			62.31%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.94%	45.68%	59.56%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.44%	48.21%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.83%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.26%	12.57%	11.61%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.55%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			42.65%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			57.35%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.68%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.47%
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.59%	10.48%
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.03%
Supplier Concentration Risk [Member] | Supplier H [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.17%	17.22%
Supplier Concentration Risk [Member] | Supplier I [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.28%
Supplier Concentration Risk [Member] | Supplier I [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Supplier J [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Supplier J [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%